                                                                   Rule 497 (e)
                                                              File No. 33-26305

                               BLACKROCK FUNDS/SM/

                  THE MONEY MARKET PORTFOLIOS/INVESTOR CLASSES
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The Prospectus is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

The Prospectus is amended to reflect the fact that PNC Institutional Management Corporation has changed its name to BlackRock Institutional Management Corp.

This Supplement is dated April 8, 1998.

                                                                   Rule 497 (e)
                                                              File No. 33-26305


                               BLACKROCK FUNDS/SM/

                THE MONEY MARKET PORTFOLIOS/INSTITUTIONAL CLASS
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The Prospectus is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

The Prospectus is amended to reflect the fact that PNC Institutional Management Corporation has changed its name to BlackRock Institutional Management Corp.

This Supplement is dated April 8, 1998.

                                                                   Rule 497 (e)
                                                              File No. 33-26305


                               BLACKROCK FUNDS/SM/

                   THE MONEY MARKET PORTFOLIOS/SERVICE CLASS
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The Prospectus is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

The Prospectus is amended to reflect the fact that PNC Institutional Management Corporation has changed its name to BlackRock Institutional Management Corp.

This Supplement is dated April 8, 1998.

                                                                    Rule 497 (e)
                                                               File No. 33-26305


                               BLACKROCK FUNDS/SM/

                    THE MONEY MARKET PORTFOLIO/SERVICE CLASS
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The Prospectus is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

The Prospectus is amended to reflect the fact that PNC Institutional Management Corporation has changed its name to BlackRock Institutional Management Corp.

This Supplement is dated April 8, 1998.

                                                                   Rule 497 (e)
                                                              File No. 33-26305


                               BLACKROCK FUNDS/SM/

 NEW JERSEY MUNICIPAL MONEY MARKET, NORTH CAROLINA MUNICIPAL MONEY MARKET, OHIO
    MUNICIPAL MONEY MARKET, PENNSYLVANIA MUNICIPAL MONEY MARKET AND VIRGINIA
               MUNICIPAL MONEY MARKET PORTFOLIOS/INVESTOR A CLASS
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The Prospectus is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

The Prospectus is amended to reflect the fact that PNC Institutional Management Corporation has changed its name to BlackRock Institutional Management Corp.

This Supplement is dated April 8, 1998.

                                                                   Rule 497 (e)
                                                              file No. 33-26305
--------------------------------------------------------------------------------

                               BLACKROCK FUNDS/SM/

               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
           DATED JANUARY 28, 1998, AS SUPPLEMENTED ON MARCH 26, 1998

  The Statement of Additional Information is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

  The Statement of Additional Information is amended to reflect that effective March 31, 1998, BlackRock Financial Management, Inc. ("BlackRock") acts as sub-adviser to each of the Equity Portfolios other than the Index Equity Portfolio and the International Portfolios as a result of the merger of Provident Capital Management, Inc. and PNC Equity Advisors Company into BlackRock. BlackRock In-ternational, Ltd. (formerly CastleInternational Asset Management Limited) acts as sub-adviser to each of the International Portfolios.

  The Statement of Additional Information is amended to reflect the fact that PNC Institutional Management Corporation has changed its name to BlackRock In-stitutional Management Corp.

  This Supplement is dated April 8, 1998.

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